Incentive Units (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Incentive Units, Valuation Assumptions
The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

Rice Holdings
Valuation Date	1/29/2014
Dividend Yield	0.00%
Expected Volatility	47.00%
Risk-Free Rate	1.11%
Expected Life (Years)	4.0

Rice Holdings
Valuation Date	4/14/2014
Dividend Yield	0.00%
Expected Volatility	45.19%
Risk-Free Rate	1.13%
Expected Life (Years)	3.8

Rice Holdings
Valuation Date	4/16/2014
Dividend Yield	0.00%
Expected Volatility	44.32%
Risk-Free Rate	1.18%
Expected Life (Years)	3.8

NGP Holdings
Valuation Date	12/31/2015
Dividend Yield	0.00%
Expected Volatility	54.57%
Risk-Free Rate	0.96%
Expected Life (Years)	1.75

Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments
Three tranches of the incentive units have a time vesting feature. A rollforward of those units from our IPO to December 31, 2015 is included below.

Vested Units Balance, January 29, 2014	133,333
Vested During Period	1,667,578
Forfeited During Period	(37,140)
Granted During Period	37,140
Canceled During Period	—
Vested Units Balance, December 31, 2014	1,800,911
Vested During Period	1,027,288
Forfeited During Period	—
Granted During Period	—
Canceled During Period	—
Vested Units Balance, December 31, 2015	2,828,199